UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3430
Oppenheimer U.S. Government Trust
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 02/28/2011

Item 1. Reports to Stockholders.

February 28, 2011

Oppenheimer

U.S. Government Trust

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
Portfolio Allocation

Mortgage-Backed Obligations:
Government Agency	61.5%
Non-Agency	10.2
U.S. Government Obligations	11.9
Short-Term Notes	11.4
Asset-Backed Securities	5.0
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2011, and are based on the total market value of investments. For more current holdings information, please visit www.oppenheimerfunds.com.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total

Treasury	0.9%
Agency	83.9
AAA	11.0
AA	1.5
A	0.4
BBB	0.5
BB	0.8
B	0.1
CCC	0.9

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of February 28, 2011, and are subject to change. Except for securities labeled “Treasury” and “Agency” and except for certain securities issued or guaranteed by a foreign sovereign or supranational entity, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign or supranational entity are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign or supranational entity. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Unrated securities do not necessarily indicate low credit quality, but may or may not be equivalent of investment-grade. Please consult the Fund’s prospectus for further information. Additional information can be found in the Fund’s Statement of Additional Information.
8 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks and other charges and expenses carefully before investing. The Fund’s prospectus, and if available, the Fund’s summary prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus, and if available, summary prospectus, carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 8/16/85. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 7/21/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year), and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 5/18/98. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER U.S. GOVERNMENT TRUST

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2010	February 28, 2011	February 28, 2011

Actual
Class A	$1,000.00	$993.30	$4.46
Class B	1,000.00	989.60	8.17
Class C	1,000.00	989.60	8.17
Class N	1,000.00	992.00	5.70
Class Y	1,000.00	994.80	3.22

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.33	4.52
Class B	1,000.00	1,016.61	8.28
Class C	1,000.00	1,016.61	8.28
Class N	1,000.00	1,019.09	5.77
Class Y	1,000.00	1,021.57	3.26
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2011 are as follows:

Class	Expense Ratios

Class A	0.90%
Class B	1.65
Class C	1.65
Class N	1.15
Class Y	0.65
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS February 28, 2011 / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—6.5%
Ally Auto Receivables Trust 2010-2, Automobile Receivables Nts., Series 2010-2, Cl. A4, 2.09%, 5/15/15	$1,280,000	$1,294,420
Ally Auto Receivables Trust 2010-4, Automobile Receivables Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14	1,035,000	1,031,591
Ally Master Owner Trust, Asset-Backed Nts, Series 2011-1, Cl. A2, 2.15%, 1/15/16	3,280,000	3,277,492
AmeriCredit Automobile Receivables Trust 2010-4, Automobile Receivables-Backed Nts., Series 2010-4, Cl. A3, 1.27%, 4/8/15	990,000	989,614
AmeriCredit Prime Automobile Receivables Trust 2010-1, Automobile Receivables Nts., Series 2010-1, Cl. A2, 0.97%, 1/15/13	715,608	715,937
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 1.222%, 5/25/34[1]	3,987,267	3,527,770
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates, Series 2006-M3, Cl. A2B, 0.362%, 9/25/36[1]	983,085	362,359
Bank of America Auto Trust 2010-2, Automobile Receivables, Series 2010-2, Cl. A4, 1.94%, 6/15/17	1,035,000	1,047,208
CarMax Auto Owner Trust 2010-2, Asset-Backed Certificates, Series 2010-2, Cl. A3, 1.41%, 2/16/15	2,450,000	2,467,360
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A13, Cl. A13, 5.35%, 8/15/18[2]	2,005,000	2,198,093
Series 2009-A17, Cl. A17, 4.90%, 11/15/18[2]	2,005,000	2,165,073
Series 2009-A8, Cl. A8, 2.366%, 5/16/16[1,2]	3,010,000	3,058,652
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36[1]	1,091,628	954,308
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36[1]	600,924	493,261
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/15/15[3]	2,750,000	2,750,853
DT Auto Owner Trust, Automobile Receivable Nts., Series 2009-1, Cl. A1, 2.98%, 10/15/15[2]	1,276,852	1,286,276
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series 2000-A, Cl. B, 8/15/25[3,4]	4,550,157	—
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series 2006-FF10, Cl. A3, 0.352%, 7/25/36[1]	317,451	312,609
First Investors Auto Owner Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15	2,340,000	2,339,158
Ford Credit Auto Owner Trust, Automobile Receivable Nts., Series 2010-A, Cl. A4, 2.15%, 6/15/15	3,565,000	3,625,736
GE Capital Credit Card Master Note Trust, Asset-Backed Nts., Series 2009-2, Cl. A, 3.69%, 7/15/15	2,480,000	2,575,333
Harley-Davidson Motorcycle Trust 2010-1, Motorcycle Contract-Backed Nts., Series 2010-1, Cl. A3, 1.16%, 2/15/15	1,850,000	1,849,074
12 | OPPENHEIMER U.S. GOVERNMENT TRUST

	Principal
	Amount	Value

Asset-Backed Securities Continued
Hertz Vehicle Financing LLC, Automobile Receivable Nts., Series 2010-1A, Cl. A1, 2.60%, 2/15/14[2]	$2,380,000	$2,418,184
Hyundai Auto Receivables Trust 2010-A, Automobile Receivable Nts., Series 2010-A, Cl. A3, 1.50%, 10/15/14	1,355,000	1,368,503
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed Nts., Series 2010-B, Cl. A3, 1%, 12/15/13	2,345,000	2,348,370
Nissan Auto Lease Trust, Automobile Receivable Nts., Series 2010-A, Cl. A3, 1.39%, 1/15/16	2,830,000	2,846,233
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36[1]	836,080	779,875
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2006-KS7, Cl. A2, 0.362%, 9/25/36[1]	335,506	333,226
Santander Drive Auto Receivables Trust 2010-3, Automobile Receivables Nts., Series 2010-3, Cl. A3, 1.20%, 6/16/14	1,485,000	1,486,153
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17[3]	925,000	924,940
SSB RV Trust 2001-1, Recreational Vehicles Mtg. Obligations, Series 2001-1, Cl. B, 6.64%, 4/1/18	165,686	165,871
Structured Asset Securities Corp., Interest-Only Stripped Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 20.93%, 2/25/32[5]	9,738,425	845,639
Volkswagen Auto Lease Trust 2010-A, Automobile Recceivable Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13	2,355,000	2,353,592
Volvo Financial Equipment LLC, Asset-Backed Certificates, Series 2010-1A, Cl. A3, 1.56%, 6/17/13[2]	1,410,000	1,417,019
World Financial Network Credit Card Master Note Trust, Credit Card Receivables, Series 2009-A, Cl. A, 4.60%, 9/15/15	2,380,000	2,436,267

Total Asset-Backed Securities (Cost $63,720,106)		58,046,049

Mortgage-Backed Obligations—92.7%
Government Agency—79.5%
FHLMC/FNMA/FHLB/Sponsored—76.8%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19	148,365	157,029
5%, 7/15/33-6/15/34	4,083,947	4,310,060
5.50%, 9/1/39	8,263,364	8,828,150
6%, 7/15/24	3,446,233	3,791,618
6%, 3/10/41[6]	19,200,000	20,856,000
6.50%, 4/15/18-4/1/34	2,596,217	2,871,242
7%, 8/15/16-10/1/31	5,602,828	6,405,625
7.50%, 9/15/12-4/25/36	3,105,950	3,581,891
8%, 4/1/16	495,091	545,620
9%, 8/1/22-5/1/25	138,838	158,080
11.50%, 6/15/20-12/3/20	98,213	108,753
12.50%, 7/15/19	19,578	22,274
13%, 8/15/15	21,429	24,499
13 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21	$44,609	$50,656
Series 1644, Cl. S, 2.958%, 12/15/23[1]	4,992,833	5,231,334
Series 2006-11, Cl. PS, 23.608%, 3/25/36[1]	967,643	1,338,750
Series 2043, Cl. ZP, 6.50%, 4/15/28	3,170,848	3,274,201
Series 2116, Cl. ZA, 6%, 1/15/29	2,385,551	2,627,567
Series 2148, Cl. ZA, 6%, 4/15/29	3,904,552	4,196,453
Series 2220, Cl. PD, 8%, 3/15/30	186,721	215,283
Series 2326, Cl. ZP, 6.50%, 6/15/31	419,399	485,985
Series 2344, Cl. FP, 1.216%, 8/15/31[1]	590,765	599,185
Series 2368, Cl. PR, 6.50%, 10/15/31	1,757,310	1,918,929
Series 2427, Cl. ZM, 6.50%, 3/15/32	1,472,327	1,652,098
Series 2451, Cl. FD, 1.266%, 3/15/32[1]	421,460	428,586
Series 2461, Cl. PZ, 6.50%, 6/15/32	967,224	1,070,369
Series 2464, Cl. FI, 1.266%, 2/15/32[1]	450,878	457,805
Series 2465, Cl. PG, 6.50%, 6/15/32	1,437,535	1,623,055
Series 2470, Cl. LF, 1.266%, 2/15/32[1]	452,204	460,647
Series 2471, Cl. FD, 1.266%, 3/15/32[1]	728,316	741,335
Series 2500, Cl. FD, 0.766%, 3/15/32[1]	637,638	641,324
Series 2517, Cl. GF, 1.266%, 2/15/32[1]	358,374	364,910
Series 2526, Cl. FE, 0.666%, 6/15/29[1]	839,791	842,282
Series 2530, Cl. FD, 0.766%, 2/15/32[1]	930,468	937,035
Series 2538, Cl. F, 0.866%, 12/15/32[1]	1,122,248	1,133,541
Series 2551, Cl. FD, 0.666%, 1/15/33[1]	589,074	590,702
Series 2551, Cl. LF, 0.766%, 1/15/33[1]	56,613	56,997
Series 2648, Cl. JE, 3%, 2/1/30	441,646	442,028
Series 2750, Cl. XG, 5%, 2/1/34	8,950,000	9,339,968
Series 2754, Cl. PE, 5%, 2/15/34	5,000,000	5,220,361
Series 2844, Cl. PE, 5%, 8/15/34	7,500,000	7,823,927
Series 2890, Cl. PE, 5%, 11/1/34	9,070,000	9,461,968
Series 2915, Cl. GA, 4.50%, 12/1/21	1,300,104	1,328,854
Series 2939, Cl. PE, 5%, 2/15/35	9,198,000	9,608,167
Series 3015, Cl. GM, 5%, 8/1/35	8,440,000	8,814,865
Series 3019, Cl. MD, 4.75%, 1/1/31	2,635,553	2,702,581
Series 3022, Cl. HU, 5%, 8/1/35	8,000,000	8,330,292
Series 3057, Cl. LG, 5%, 10/15/35	5,000,000	5,224,601
Series 3094, Cl. HS, 23.409%, 6/15/34[1]	565,960	746,453
Series 3134, Cl. FA, 0.566%, 3/15/36[1]	12,098,247	12,111,622
Series 3242, Cl. QA, 5.50%, 3/1/30	1,536,646	1,571,112
Series R013, Cl. AB, 6%, 12/1/21	1,531,504	1,588,517
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 12.209%, 2/1/28[5]	235,085	46,980
Series 205, Cl. IO, 10.812%, 9/1/29[5]	1,441,016	312,330
Series 206, Cl. IO, 17.921%, 12/1/29[5]	398,587	90,453
Series 2074, Cl. S, 62.464%, 7/17/28[5]	317,897	63,390
Series 2079, Cl. S, 79.278%, 7/17/28[5]	538,765	103,490
Series 2122, Cl. S, 41.44%, 2/15/29[5]	1,935,850	375,622
14 | OPPENHEIMER U.S. GOVERNMENT TRUST

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security: Continued
Series 2304, Cl. SK, 49.627%, 6/15/29[5]	$1,914,960	$364,865
Series 243, Cl. 6, 0.734%, 12/15/32[5]	703,128	139,952
Series 2493, Cl. S, 55.717%, 9/15/29[5]	426,366	79,713
Series 2526, Cl. SE, 38.84%, 6/15/29[5]	744,815	132,723
Series 2531, Cl. ST, 42.865%, 2/15/30[5]	74,666	4,808
Series 2802, Cl. AS, 82.398%, 4/15/33[5]	761,075	70,676
Series 2819, Cl. S, 52.486%, 6/15/34[5]	6,685,387	1,297,728
Series 2920, Cl. S, 65.132%, 1/15/35[5]	3,924,926	632,842
Series 3004, Cl. SB, 99.999%, 7/15/35[5]	6,243,203	865,756
Series 3110, Cl. SL, 99.999%, 2/15/26[5]	551,274	66,955
Series 3451, Cl. SB, 26.644%, 5/15/38[5]	5,400,158	554,823
Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed Security, Series 237, Cl. F16, 0.766%, 5/15/36[1]	7,470,642	7,328,822
Federal National Mortgage Assn.:
3.50%, 3/1/26[6]	31,070,000	31,137,981
4%, 3/1/41[6]	25,285,000	24,937,331
5.285%, 10/1/36[1]	14,885,775	15,669,709
4.50%, 5/25/18-6/1/20	17,785,739	18,821,033
4.50%, 3/1/41[6]	61,020,000	62,211,782
5%, 12/1/17-6/25/22	28,258,675	30,313,567
5%, 3/1/41[6]	56,987,000	59,676,103
5%, 9/25/18[7]	647,988	695,334
5.50%, 1/1/36	2,193,402	2,359,082
5.50%, 3/1/26-3/1/41[6]	62,079,000	66,413,915
6%, 6/25/30-3/1/37	29,496,976	32,311,597
6%, 3/1/41[6]	14,045,000	15,262,968
6%, 10/25/33[7]	2,944,715	3,247,205
6.50%, 6/25/17-1/1/34	18,063,112	20,350,307
7%, 11/1/17-11/25/35	12,454,571	14,284,524
7.50%, 2/25/27-8/25/33	8,882,549	10,266,774
7.50%, 11/25/29[7]	72,312	83,707
8%, 12/25/22	27,794	32,315
8.50%, 7/1/32	46,621	52,954
11%, 7/25/16	19,325	20,682
11.50%, 11/25/15	18,326	19,803
Federal National Mortgage Assn. Grantor Trust, Gtd. Trust Pass-Through Certificates, Trust 2001-T6, Cl. B, 6.088%, 5/25/11	10,000,000	10,096,313
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1992-161, Cl. H, 7.50%, 9/25/22	4,109,626	4,953,383
Trust 1992-34, Cl. G, 8%, 3/25/22	27,129	27,981
Trust 1993-87, Cl. Z, 6.50%, 6/25/23	1,153,490	1,271,079
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	899,440	985,130
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	3,751,245	4,248,288
Trust 2001-69, Cl. PF, 1.262%, 12/25/31[1]	1,045,286	1,067,845
Trust 2002-29, Cl. F, 1.262%, 4/25/32[1]	527,467	538,737
15 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Trust 2002-52, Cl. FD, 0.762%, 9/25/32[1]	$559,753	$563,627
Trust 2002-59, Cl. F, 0.662%, 9/25/32[1]	1,659,140	1,664,776
Trust 2002-60, Cl. FH, 1.262%, 8/25/32[1]	961,242	979,900
Trust 2002-64, Cl. FJ, 1.262%, 4/25/32[1]	162,367	165,836
Trust 2002-68, Cl. FH, 0.763%, 10/18/32[1]	319,559	321,793
Trust 2003-111, Cl. HF, 0.662%, 5/25/30[1]	2,101,143	2,106,996
Trust 2003-116, Cl. FA, 0.662%, 11/25/33[1]	391,820	393,751
Trust 2003-130, Cl. CS, 13.577%, 12/25/33[1]	566,007	648,969
Trust 2003-26, Cl. XF, 0.712%, 3/25/23[1]	3,210,125	3,241,180
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	3,165,000	3,459,804
Trust 2003-89, Cl. XF, 0.662%, 11/25/32[1]	513,355	513,980
Trust 2004-72, Cl. FB, 0.762%, 9/25/34[1]	2,646,720	2,660,897
Trust 2004-9, Cl. AB, 4%, 7/1/17	2,312,828	2,376,204
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44	2,707,401	3,218,345
Trust 2005-104, Cl. MC, 5.50%, 12/25/25	4,700,000	5,143,299
Trust 2005-22, Cl. EC, 5%, 10/1/28	826,770	845,064
Trust 2005-25, Cl. PS, 27.009%, 4/25/35[1]	2,961,849	4,149,846
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,482,683
Trust 2005-69, Cl. LE, 5.50%, 11/1/33	6,887,748	7,323,830
Trust 2006-110, Cl. PW, 5.50%, 5/25/28	1,326,570	1,346,033
Trust 2006-46, Cl. SW, 23.24%, 6/25/36[1]	645,076	856,616
Trust 2006-50, Cl. KS, 23.241%, 6/25/36[1]	1,520,435	2,070,769
Trust 2006-50, Cl. SK, 23.241%, 6/25/36[1]	2,179,750	2,945,051
Trust 2007-9, Cl. LE, 5.50%, 3/25/37	2,000,000	2,163,540
Trust 2009-36, Cl. FA, 1.202%, 6/25/37[1]	4,652,936	4,723,076
Trust 2011-15, Cl. DA, 4%, 9/1/38	4,475,000	4,533,757
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 51.699%, 11/18/31[5]	1,960,225	373,882
Trust 2001-63, Cl. SD, 43.832%, 12/18/31[5]	686,429	124,878
Trust 2001-68, Cl. SC, 32.837%, 11/25/31[5]	464,351	87,219
Trust 2001-81, Cl. S, 38.222%, 1/25/32[5]	472,771	95,936
Trust 2002-28, Cl. SA, 40.658%, 4/25/32[5]	397,151	74,915
Trust 2002-38, Cl. SO, 59.36%, 4/25/32[5]	591,307	107,313
Trust 2002-39, Cl. SD, 46.212%, 3/18/32[5]	624,955	122,900
Trust 2002-41, Cl. S, 71.798%, 7/25/32[5]	2,090,166	417,905
Trust 2002-48, Cl. S, 37.502%, 7/25/32[5]	644,034	125,257
Trust 2002-52, Cl. SD, 43.884%, 9/25/32[5]	559,753	110,766
Trust 2002-52, Cl. SL, 38.646%, 9/25/32[5]	406,494	80,001
Trust 2002-53, Cl. SK, 44.409%, 4/25/32[5]	389,828	71,490
Trust 2002-56, Cl. SN, 39.93%, 7/25/32[5]	880,024	173,404
Trust 2002-77, Cl. IS, 52.915%, 12/18/32[5]	1,007,412	183,914
Trust 2002-77, Cl. JS, 48.622%, 12/18/32[5]	3,250,310	577,065
Trust 2002-77, Cl. SA, 40.425%, 12/18/32[5]	2,291,915	411,213
Trust 2002-77, Cl. SH, 49.119%, 12/18/32[5]	623,731	112,055
Trust 2002-9, Cl. MS, 36.606%, 3/25/32[5]	725,149	133,530
Trust 2003-23, Cl. ES, 72.553%, 10/25/22[5]	5,263,244	544,698
16 | OPPENHEIMER U.S. GOVERNMENT TRUST

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2003-25, Cl. IK, 30.595%, 4/1/33[5]	$9,170,875	$2,008,239
Trust 2003-33, Cl. SP, 48.417%, 5/25/33[5]	1,787,320	307,532
Trust 2003-4, Cl. S, 45.029%, 2/25/33[5]	1,114,046	202,614
Trust 2003-89, Cl. XS, 77.549%, 11/25/32[5]	1,379,254	116,217
Trust 2004-65, Cl. SA, 76.37%, 5/25/23[5]	2,971,683	247,891
Trust 2005-14, Cl. SE, 42.711%, 3/25/35[5]	3,728,881	521,958
Trust 2005-40, Cl. SB, 79.65%, 5/25/35[5]	2,865,126	440,543
Trust 2005-6, Cl. SE, 18.043%, 2/25/35[5]	4,824,169	776,737
Trust 2005-71, Cl. SA, 67.889%, 8/25/25[5]	2,781,191	378,563
Trust 2006-129, Cl. SM, 15.075%, 1/25/37[5]	5,351,138	735,671
Trust 2006-51, Cl. SA, 56.205%, 6/25/36[5]	4,919,615	677,583
Trust 2006-60, Cl. DI, 42.995%, 4/25/35[5]	3,546,113	521,182
Trust 2007-88, Cl. XI, 16.615%, 6/25/37[5]	2,249,259	324,783
Trust 2008-55, Cl. SA, 17.015%, 7/25/38[5]	2,822,118	308,888
Trust 221, Cl. 2, 35.826%, 5/1/23[5]	1,265,869	256,452
Trust 252, Cl. 2, 37.679%, 11/1/23[5]	621,552	123,571
Trust 303, Cl. IO, 37.593%, 11/1/29[5]	4,901,548	1,345,481
Trust 319, Cl. 2, 27.283%, 2/1/32[5]	1,401,680	298,312
Trust 321, Cl. 2, 7.113%, 4/1/32[5]	1,827,877	409,617
Trust 324, Cl. 2, 3.477%, 7/1/32[5]	809,426	165,314
Trust 328, Cl. 2, 12.11%, 12/1/32[5]	5,910,979	1,204,996
Trust 334, Cl. 12, 14.959%, 2/1/33[5]	2,748,150	531,702
Trust 339, Cl. 7, 19.523%, 7/1/33[5]	2,498,114	470,658
Trust 351, Cl. 10, 12.829%, 4/1/34[5]	1,992,154	374,280
Trust 351, Cl. 8, 6.462%, 4/1/34[5]	1,762,409	330,566
Trust 356, Cl. 10, 14.50%, 6/1/35[5]	1,465,004	284,173
Trust 356, Cl. 12, 17.586%, 2/1/35[5]	735,390	138,305
Trust 362, Cl. 13, 0.105%, 8/1/35[5]	1,223,415	242,913
Trust 364, Cl. 15, 7.689%, 9/1/35[5]	1,987,867	375,367
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust 327, Cl. 1, 9.461%, 9/1/32[8]	385,925	333,029
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 22.247%, 6/15/25[5]	5,581,028	158,119

		690,243,762

GNMA/Guaranteed—1.1%
Government National Mortgage Assn.:
3.375%, 5/9/17[1]	14,705	15,316
6.50%, 11/29/23-12/30/23	76,875	87,254
7%, 1/29/28-2/8/30	460,238	531,088
7.50%, 3/2/22-11/29/26	288,870	334,444
8%, 9/29/16-8/29/28	58,247	66,569
8.50%, 8/1/17-12/15/17	245,765	277,602
9.50%, 7/30/18-12/30/19	6,934	7,013
10%, 8/29/17-8/30/19	56,007	63,106
10.50%, 12/30/15-12/30/20	166,840	184,000
11%, 11/8/19-8/8/20	138,434	155,723
17 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

GNMA/Guaranteed Continued
Government National Mortgage Assn.: Continued
12%, 12/30/12-3/30/14	$2,841	$2,872
13.50%, 5/15/11-1/30/13	2,876	2,909
14%, 6/30/11	272	274
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29	4,480,072	5,376,696
Series 2000-12,Cl. ZA, 8%, 2/16/30	1,139,789	1,294,918
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 64.407%, 7/16/28[5]	1,122,567	226,584
Series 1998-6, Cl. SA, 75.038%, 3/16/28[5]	655,452	121,461
Series 2007-17, Cl. AI, 16.41%, 4/16/37[5]	5,129,230	911,375

		9,659,204

Other Agency—1.6%
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20	2,423,970	2,371,539
Series 2010-C1, Cl. A2, 2.90%, 10/29/20	3,470,000	3,384,692
NCUA Guaranteed Notes Trust 2010-R1, Gtd. Nts., Series 2010-R1, Cl. 1A, 0.713%, 10/7/20[1]	5,159,437	5,167,486
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts., Series 2010-R3, Cl. 2A, 0.823%, 12/8/20[1]	3,548,768	3,565,412

		14,489,129

Non-Agency—13.2%
Commercial—9.9%
Banc of America Commercial Mortgage Trust 2007-5, Commercial Mtg. Pass-Through Certificates, Series 2007-5, Cl. AM, 5.772%, 2/1/51	2,085,000	2,156,174
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17, Commercial Mtg. Pass-Through Certificates, Series 2007-PWR17, Cl. AM, 5.915%, 6/1/50	1,160,000	1,204,258
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 1.754%, 6/22/24[2,5]	9,147,535	422,322
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35	5,291,525	4,981,735
Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Mtg.-Backed Pass-Through Certificates, Series 2006-AR1, Cl. 1A1, 2.69%, 10/25/35[1]	6,740,792	5,838,971
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A4, 5.322%, 12/1/49	3,370,000	3,556,795
Credit Suisse First Boston Mortgage Securities Corp., Mtg. Pass-Through Certificates, Series 2001-SPGA, Cl. B, 6.662%, 8/13/18[2]	10,767,000	10,703,031
18 | OPPENHEIMER U.S. GOVERNMENT TRUST

	Principal
	Amount	Value

Commercial Continued
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Series 2010-C1, Cl. A1, 3.156%, 7/1/46[2]	$3,139,506	$3,151,852
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.807%, 9/1/20[3,5]	25,200,000	2,262,789
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2005-GG5, Commercial Mtg. Pass-Through Certificates, Series 2005-GG5, Cl. AM, 5.277%, 4/1/37	2,300,000	2,347,990
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2006-GG7, Commercial Mtg. Pass-Through Certificates, Series 2006-GG7, Cl. AM, 5.883%, 7/1/38[1]	2,300,000	2,430,167
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39	3,480,000	3,751,593
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35	1,912,635	1,872,052
Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Obligations, Series 2000-PH1, Cl. X, 10.696%, 1/17/34[2,5]	22,895,370	442,036
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.802%, 5/25/35[1]	3,017,048	2,376,738
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP1, Cl. A4, 5.038%, 3/1/46[1]	5,000,000	5,353,464
Series 2006-LDP9, Cl. A3, 5.336%, 5/1/47	3,615,000	3,847,048
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47	3,590,000	3,820,160
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49	805,000	823,652
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49[3]	1,135,000	1,147,423
Series 2010-C2, Cl. A2, 3.616%, 11/1/43[2]	3,775,000	3,676,929
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7, Commercial Mtg. Pass-Through Certificates, Series 2006-LDP7, 5.875%, 4/1/45[1]	2,100,000	2,238,722
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDP11, Commercial Mtg. Pass-Through Certificates, Series 2007-LDP11, Cl. ASB, 5.818%, 6/1/49[1]	2,480,000	2,630,004
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through Certificates, Series 2006-A7, Cl. 2A2, 5.739%, 1/1/37[1]	902,664	687,116
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24[2]	267,825	205,576
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	2,088,577	2,143,712
Morgan Stanley Capital I Trust 207-IQ16, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl. AM, 6.109%, 12/1/49[1]	1,950,000	2,067,842
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49	2,980,000	3,251,868
19 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Continued
Wells Fargo Commercial Mortgage Trust 2010-C1, Commercial Mtg. Pass-Through Certificates, Series 2010-C1, Cl. A1, 3.349%, 10/1/57[2]	$2,009,497	$2,013,320
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg. Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.739%, 2/1/35[1]	8,043,481	7,404,660

		88,809,999

Multifamily—0.7%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through Certificates, Series 2005-10, Cl. A3, 2.869%, 10/1/35[1]	3,675,000	3,234,222
CHL Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. 2A1, 5.50%, 4/1/35	600,030	562,068
Wells Fargo Mortgage-Backed Securities 2005-AR15 Trust, Mtg. Pass-Through Certificates, Series 2005-AR15, Cl. 1A2, 5.057%, 9/1/35[1]	1,978,661	1,979,117

		5,775,407

Other—0.4%
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39	3,590,000	3,840,404
Residential—2.2%
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 9A1, 3.736%, 2/1/37[1]	2,372,752	2,418,810
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35	3,168,606	2,911,792
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 1A1, 3.719%, 6/1/47[1]	3,319,992	2,256,237
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through Certificates, Series 2007-HY4, Cl. 1A1, 5.797%, 9/1/47[1]	3,421,522	2,566,449
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through Certificates, Series 2004-5, Cl. 2A1, 2.897%, 5/1/34[1]	2,405,049	2,235,887
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg. Pass-Through Certificates, Series 2005-A1, Cl. 2A1, 2.832%, 12/25/34[1]	381,390	376,484
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through Certificates, Series MLCC 2006-3, Cl. 2A1, 5.967%, 10/25/36[1]	3,030,453	2,853,263
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	25,924	16,874
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates, Series 2007-HY1, Cl. 4A1, 4.213%, 2/1/37[1]	5,197,531	4,183,961
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.872%, 9/1/34[1]	302,700	295,876

		20,115,633

Total Mortgage-Backed Obligations (Cost $794,270,841)		832,933,538
20 | OPPENHEIMER U.S. GOVERNMENT TRUST

	Principal
	Amount	Value

U.S. Government Obligations—15.3%
Federal Home Loan Mortgage Corp. Nts.:
1.75%, 9/10/15	$13,340,000	$13,108,431
5%, 2/16/17	11,245,000	12,638,199
5.25%, 4/18/16	14,445,000	16,391,262
5.50%, 7/18/16	8,220,000	9,445,487
Federal National Mortgage Assn. Nts.:
1.625%, 10/26/15	26,835,000	26,135,465
4.375%, 10/15/15	12,656,000	13,850,726
4.875%, 12/15/16	12,020,000	13,428,564
5%, 3/15/16	13,425,000	15,072,435
5.375%, 7/15/16	6,703,000	7,661,160
U.S. Treasury Bills, 0.118%, 3/24/11	10,000,000	9,999,246

Total U.S. Government Obligations (Cost $136,815,893)		137,730,975

Short-Term Notes—14.8%
Federal Home Loan Bank:
0.07%, 3/1/11	82,955,000	82,955,000
0.11%, 3/16/11	10,000,000	9,999,563
0.11%, 3/11/11	10,000,000	9,999,694
0.13%, 3/25/11	15,000,000	14,998,750
0.15%, 3/10/11	15,000,000	14,999,438

Total Short-Term Notes (Cost $132,952,445)		132,952,445

Total Investments, at Value (Cost $1,127,759,285)	129.3%	1,161,663,007
Liabilities in Excess of Other Assets	(29.3)	(263,396,210)

Net Assets	100.0%	$898,266,797

21 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $33,158,363 or 3.69% of the Fund’s net assets as of February 28, 2011.

3.	Restricted security. The aggregate value of restricted securities as of February 28, 2011 was $7,086,005, which represents 0.79% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
	Date	Cost	Value	(Depreciation)

Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.807%, 9/1/20	10/27/10	$2,215,709	$2,262,789	$47,080
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/15/15	2/2/11	2,749,674	2,750,853	1,179
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series 2000-A, Cl. B, 8/15/25	8/17/00	4,550,157	—	(4,550,157)
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49	7/14/10	1,120,812	1,147,423	26,611
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17	2/4/11	924,940	924,940	—

		$11,561,292	$7,086,005	$(4,475,287)

4.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

5.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $28,641,880 or 3.19% of the Fund’s net assets as of February 28, 2011.

6.	When-issued security or delayed delivery to be delivered and settled after February 28, 2011. See Note 1 of the accompanying Notes.

7.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $4,026,246. See Note 5 of the accompanying Notes.

8.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $333,029 or 0.04% of the Fund’s net assets as of February 28, 2011.
22 | OPPENHEIMER U.S. GOVERNMENT TRUST

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. There were no affiliate securities held by the Fund as of February 28, 2011. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 31, 2010	Additions	Reductions	February 28, 2011

OFI Liquid Assets Fund, LLC	66,128,900	1,094,600	67,223,500	—
Oppenheimer Institutional Money Market Fund, Cl. E	22,665,000	—	22,665,000	—

	Income

OFI Liquid Assets Fund, LLC	$39,103	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	10,242

	$49,345

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of February 28, 2011 based on valuation input level:

		Level 2–	Level 3–
	Level 1–	Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$58,046,049	$—	$58,046,049
Mortgage-Backed Obligations	—	832,933,538	—	832,933,538
U.S. Government Obligations	—	137,730,975	—	137,730,975
Short-Term Notes	—	132,952,445	—	132,952,445

Total Investments, at Value	—	1,161,663,007	—	1,161,663,007
Other Financial Instruments:
Futures margins	297,235	—	—	297,235

Total Assets	$297,235	$1,161,663,007	$—	$1,161,960,242

Liabilities Table
Other Financial Instruments:
Futures margins	$(270,162)	$—	$—	$(270,162)

Total Liabilities	$(270,162)	$—	$—	$(270,162)

23 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Futures Contracts as of February 28, 2011 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Long Bonds, 30 yr.	Buy	586	6/21/11	$70,521,438	$346,813
U.S. Treasury Nts., 2 yr.	Sell	191	6/30/11	41,694,703	(37,297)
U.S. Treasury Nts., 5 yr.	Buy	43	6/30/11	5,028,313	6,670
U.S. Treasury Nts., 10 yr.	Sell	771	6/21/11	91,785,141	(233,137)
U.S. Treasury Ultra Bonds	Buy	81	6/21/11	10,011,094	81,987

					$165,036

See accompanying Notes to Financial Statements.
24 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES Unaudited
February 28, 2011

Assets
Investments, at value—unaffiliated companies (cost $1,127,759,285)—see accompanying statement of investments	$1,161,663,007
Cash	182,730
Receivables and other assets:
Investments sold on a when-issued or delayed delivery basis	50,597,234
Interest and principal paydowns	3,900,240
Shares of beneficial interest sold	1,178,734
Futures margins	297,235
Other	116,283

Total assets	1,217,935,463

Liabilities
Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis	316,164,639
Shares of beneficial interest redeemed	2,047,564
Distribution and service plan fees	369,626
Dividends	332,940
Futures margins	270,162
Trustees’ compensation	214,906
Transfer and shareholder servicing agent fees	128,048
Shareholder communications	81,671
Other	59,110

Total liabilities	319,668,666

Net Assets	$898,266,797

Composition of Net Assets
Par value of shares of beneficial interest	$96,053
Additional paid-in capital	874,202,927
Accumulated net investment income	474,538
Accumulated net realized loss on investments	(10,575,479)
Net unrealized appreciation on investments	34,068,758

Net Assets	$898,266,797

25 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $650,611,598 and 69,549,659 shares of beneficial interest outstanding)	$9.35
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$9.82
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $60,819,036 and 6,510,006 shares of beneficial interest outstanding)	$9.34
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $136,431,926 and 14,607,768 shares of beneficial interest outstanding)	$9.34
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $42,368,346 and 4,529,509 shares of beneficial interest outstanding)	$9.35
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $8,035,891 and 856,047 shares of beneficial interest outstanding)	$9.39
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended February 28, 2011

Investment Income
Interest	$18,935,470
Fee income on when-issued securities	2,576,785
Dividends from affiliated companies	10,242
Income from investment of securities lending cash collateral, net—affiliated companies	39,103
Other income	20,617

Total investment income	21,582,217

Expenses
Management fees	2,726,163
Distribution and service plan fees:
Class A	849,895
Class B	326,959
Class C	750,567
Class N	108,831
Transfer and shareholder servicing agent fees:
Class A	596,109
Class B	110,615
Class C	149,039
Class N	67,741
Class Y	19,180
Shareholder communications:
Class A	59,438
Class B	12,638
Class C	12,928
Class N	2,767
Class Y	2,397
Trustees’ compensation	8,992
Custodian fees and expenses	2,916
Administration service fees	750
Other	48,195

Total expenses	5,856,120
Less waivers and reimbursements of expenses	(619,512)

Net expenses	5,236,608

Net Investment Income	16,345,609
27 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$(904,038)
Closing and expiration of futures contracts	(8,240,552)
Increase from payment by affiliate	12,268

Net realized loss	(9,132,322)
Net change in unrealized appreciation/depreciation on:
Investments	(14,506,212)
Futures contracts	(1,247,033)

Net change in unrealized appreciation/depreciation	(15,753,245)

Net Decrease in Net Assets Resulting from Operations	$(8,539,958)

See accompanying Notes to Financial Statements.
28 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 28, 2011	August 31,
	(Unaudited)	2010

Operations
Net investment income	$16,345,609	$47,272,722
Net realized gain (loss)	(9,132,322)	39,629,001
Net change in unrealized appreciation/depreciation	(15,753,245)	27,754,150

Net increase (decrease) in net assets resulting from operations	(8,539,958)	114,655,873

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(12,315,239)	(31,015,489)
Class B	(909,806)	(2,688,047)
Class C	(2,079,590)	(5,330,015)
Class N	(734,216)	(1,903,270)
Class Y	(306,760)	(6,335,901)

	(16,345,611)	(47,272,722)
Distributions from net realized gain:
Class A	(2,075,261)	—
Class B	(201,639)	—
Class C	(452,579)	—
Class N	(135,940)	—
Class Y	(27,490)	—

	(2,892,909)	—

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(75,734,203)	53,784,650
Class B	(7,390,382)	(8,428,486)
Class C	(19,229,781)	20,898,234
Class N	(4,836,750)	4,291,498
Class Y	(26,822,008)	(114,706,220)

	(134,013,124)	(44,160,324)

Net Assets
Total increase (decrease)	(161,791,602)	23,222,827
Beginning of period	1,060,058,399	1,036,835,572

End of period (including accumulated net investment income of $474,538 and $474,540, respectively)	$898,266,797	$1,060,058,399

See accompanying Notes to Financial Statements.
29 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2011	Year Ended August 31,
Class A	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$9.61	$9.01	$9.32	$9.40	$9.41	$9.74

Income (loss) from investment operations:
Net investment income[1]	.17	.43	.48	.47	.43	.40
Net realized and unrealized gain (loss)	(.23)	.60	(.31)	(.08)	.03	(.30)

Total from investment operations	(.06)	1.03	.17	.39	.46	.10

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.17)	(.43)	—	(.34)	(.45)	(.43)
Distributions from net realized gain	(.03)	—	—	—	—	—
Tax return of capital distribution	—	—	(.48)	(.13)	(.02)	—

Total dividends and/or distributions to shareholders	(.20)	(.43)	(.48)	(.47)	(.47)	(.43)

Net asset value, end of period	$9.35	$9.61	$9.01	$9.32	$9.40	$9.41

Total Return, at Net Asset Value[2]	(0.67)%	11.75%	2.04%	4.12%	5.02%	1.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$650,612	$746,068	$648,096	$694,682	$602,743	$596,294

Average net assets (in thousands)	$704,910	$665,818	$697,010	$682,529	$586,872	$618,102

Ratios to average net assets:[3]
Net investment income	3.52%	4.66%	5.41%	4.95%	4.58%	4.26%
Total expenses	1.00%[4]	1.02%[4]	1.02%[4]	1.00%	1.04%[4]	1.05%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Portfolio turnover rate[5]	27%	56%	109%	56%	65%	74%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	1.00%
Year Ended August 31, 2010	1.02%
Year Ended August 31, 2009	1.02%
Year Ended August 31, 2007	1.04%
5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2011	$1,693,094,971	$1,533,174,934
Year Ended August 31, 2010	$2,497,213,099	$2,598,100,426
Year Ended August 31, 2009	$4,625,764,360	$4,626,252,098
Year Ended August 31, 2008	$2,030,767,515	$1,878,460,184
Year Ended August 31, 2007	$1,773,680,463	$1,852,940,706
Year Ended August 31, 2006	$3,476,956,717	$3,692,200,123
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER U.S. GOVERNMENT TRUST

	Six Months
	Ended
	February 28, 2011	Year Ended August 31,
Class B	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$9.60	$8.99	$9.31	$9.39	$9.40	$9.73

Income (loss) from investment operations:
Net investment income[1]	.13	.36	.41	.40	.36	.33
Net realized and unrealized gain (loss)	(.23)	.61	(.32)	(.08)	.03	(.30)

Total from investment operations	(.10)	.97	.09	.32	.39	.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.36)	—	(.29)	(.38)	(.36)
Distributions from net realized gain	(.03)	—	—	—	—	—
Tax return of capital distribution	—	—	(.41)	(.11)	(.02)	—

Total dividends and/or distributions to shareholders	(.16)	(.36)	(.41)	(.40)	(.40)	(.36)

Net asset value, end of period	$9.34	$9.60	$8.99	$9.31	$9.39	$9.40

Total Return, at Net Asset Value[2]	(1.04)%	11.05%	1.17%	3.36%	4.24%	0.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60,819	$70,046	$74,066	$94,415	$117,997	$153,681

Average net assets (in thousands)	$65,937	$68,025	$84,223	$108,995	$133,925	$175,707

Ratios to average net assets:[3]
Net investment income	2.78%	3.95%	4.65%	4.19%	3.83%	3.50%
Total expenses	1.95%[4]	2.00%[4]	1.97%[4]	1.84%	1.86%[4]	1.86%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%

Portfolio turnover rate[5]	27%	56%	109%	56%	65%	74%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	1.95%
Year Ended August 31, 2010	2.00%
Year Ended August 31, 2009	1.97%
Year Ended August 31, 2007	1.86%
5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2011	$1,693,094,971	$1,533,174,934
Year Ended August 31, 2010	$2,497,213,099	$2,598,100,426
Year Ended August 31, 2009	$4,625,764,360	$4,626,252,098
Year Ended August 31, 2008	$2,030,767,515	$1,878,460,184
Year Ended August 31, 2007	$1,773,680,463	$1,852,940,706
Year Ended August 31, 2006	$3,476,956,717	$3,692,200,123
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2011	Year Ended August 31,
Class C	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$9.60	$8.99	$9.30	$9.38	$9.40	$9.72

Income (loss) from investment operations:
Net investment income[1]	.13	.36	.41	.40	.36	.33
Net realized and unrealized gain (loss)	(.23)	.61	(.31)	(.09)	.02	(.29)

Total from investment operations	(.10)	.97	.10	.31	.38	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.36)	—	(.28)	(.38)	(.36)
Distributions from net realized gain	(.03)	—	—	—	—	—
Tax return of capital distribution	—	—	(.41)	(.11)	(.02)	—

Total dividends and/or distributions to shareholders	(.16)	(.36)	(.41)	(.39)	(.40)	(.36)

Net asset value, end of period	$9.34	$9.60	$8.99	$9.30	$9.38	$9.40

Total Return, at Net Asset Value[2]	(1.04)%	11.05%	1.28%	3.36%	4.13%	0.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$136,432	$159,924	$129,835	$125,320	$105,687	$100,630

Average net assets (in thousands)	$151,229	$136,902	$147,799	$120,688	$97,262	$105,608

Ratios to average net assets:[3]
Net investment income	2.77%	3.89%	4.67%	4.20%	3.83%	3.51%
Total expenses	1.79%[4]	1.81%[4]	1.80%[4]	1.77%	1.83%[4]	1.83%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%

Portfolio turnover rate[5]	27%	56%	109%	56%	65%	74%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	1.79%
Year Ended August 31, 2010	1.81%
Year Ended August 31, 2009	1.80%
Year Ended August 31, 2007	1.83%
5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2011	$1,693,094,971	$1,533,174,934
Year Ended August 31, 2010	$2,497,213,099	$2,598,100,426
Year Ended August 31, 2009	$4,625,764,360	$4,626,252,098
Year Ended August 31, 2008	$2,030,767,515	$1,878,460,184
Year Ended August 31, 2007	$1,773,680,463	$1,852,940,706
Year Ended August 31, 2006	$3,476,956,717	$3,692,200,123
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER U.S. GOVERNMENT TRUST

	Six Months
	Ended
	February 28, 2011	Year Ended August 31,
Class N	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$9.61	$9.01	$9.32	$9.40	$9.41	$9.74

Income (loss) from investment operations:
Net investment income[1]	.15	.41	.45	.45	.41	.38
Net realized and unrealized gain (loss)	(.23)	.60	(.30)	(.09)	.03	(.30)

Total from investment operations	(.08)	1.01	.15	.36	.44	.08

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.15)	(.41)	—	(.32)	(.43)	(.41)
Distributions from net realized gain	(.03)	—	—	—	—	—
Tax return of capital distribution	—	—	(.46)	(.12)	(.02)	—

Total dividends and/or distributions to shareholders	(.18)	(.41)	(.46)	(.44)	(.45)	(.41)

Net asset value, end of period	$9.35	$9.61	$9.01	$9.32	$9.40	$9.41

Total Return, at Net Asset Value[2]	(0.80)%	11.47%	1.79%	3.87%	4.76%	0.91%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,368	$48,461	$41,287	$50,126	$41,268	$38,997

Average net assets (in thousands)	$45,230	$43,197	$44,941	$47,832	$38,701	$39,069

Ratios to average net assets:[3]
Net investment income	3.27%	4.41%	5.15%	4.70%	4.32%	4.01%
Total expenses	1.37%[4]	1.45%[4]	1.48%[4]	1.39%	1.48%[4]	1.51%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%

Portfolio turnover rate[5]	27%	56%	109%	56%	65%	74%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	1.37%
Year Ended August 31, 2010	1.45%
Year Ended August 31, 2009	1.48%
Year Ended August 31, 2007	1.48%
5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2011	$1,693,094,971	$1,533,174,934
Year Ended August 31, 2010	$2,497,213,099	$2,598,100,426
Year Ended August 31, 2009	$4,625,764,360	$4,626,252,098
Year Ended August 31, 2008	$2,030,767,515	$1,878,460,184
Year Ended August 31, 2007	$1,773,680,463	$1,852,940,706
Year Ended August 31, 2006	$3,476,956,717	$3,692,200,123
See accompanying Notes to Financial Statements.
33 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2011	Year Ended August 31,
Class Y	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$9.65	$9.04	$9.35	$9.43	$9.45	$9.74

Income (loss) from investment operations:
Net investment income[1]	.17	.48	.50	.49	.45	.43
Net realized and unrealized gain (loss)	(.22)	.59	(.31)	(.08)	.03	(.27)

Total from investment operations	(.05)	1.07	.19	.41	.48	.16

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)	(.46)	—	(.35)	(.48)	(.45)
Distributions from net realized gain	(.03)	—	—	—	—	—
Tax return of capital distribution	—	—	(.50)	(.14)	(.02)	—

Total dividends and/or distributions to shareholders	(.21)	(.46)	(.50)	(.49)	(.50)	(.45)

Net asset value, end of period	$9.39	$9.65	$9.04	$9.35	$9.43	$9.45

Total Return, at Net Asset Value[2]	(0.52)%	12.21%	2.30%	4.39%	5.22%	1.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,036	$35,559	$143,552	$326,704	$191,306	$21,215

Average net assets (in thousands)	$17,308	$122,075	$253,331	$276,906	$54,034	$12,688

Ratios to average net assets:[3]
Net investment income	3.57%	5.19%	5.61%	5.20%	4.87%	4.58%
Total expenses	0.83%[4]	0.59%[4]	0.67%[4]	0.65%	0.59%[4]	0.61%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.65%	0.59%	0.65%	0.64%	0.59%	0.61%

Portfolio turnover rate[5]	27%	56%	109%	56%	65%	74%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	0.83%
Year Ended August 31, 2010	0.59%
Year Ended August 31, 2009	0.67%
Year Ended August 31, 2007	0.59%
5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2011	$1,693,094,971	$1,533,174,934
Year Ended August 31, 2010	$2,497,213,099	$2,598,100,426
Year Ended August 31, 2009	$4,625,764,360	$4,626,252,098
Year Ended August 31, 2008	$2,030,767,515	$1,878,460,184
Year Ended August 31, 2007	$1,773,680,463	$1,852,940,706
Year Ended August 31, 2006	$3,476,956,717	$3,692,200,123
See accompanying Notes to Financial Statements.
34 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer U.S. Government Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek high current income consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued
35 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for
36 | OPPENHEIMER U.S. GOVERNMENT TRUST

immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of February 28, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$316,164,639
Sold securities	50,597,234
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire
37 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing income as of February 28, 2011 is as follows:

Cost	$4,550,157
Market Value	$—
Market Value as a % of Net Assets	—%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not
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offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended August 31, 2010, the Fund utilized $33,588,744 of capital loss carryforward to offset capital gains realized in that fiscal year.
     As of February 28, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $9,132,322, all of which expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 28, 2011, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,127,885,838
Federal tax cost of other investments	(48,084,036)

Total federal tax cost	$1,079,801,802

Gross unrealized appreciation	$47,636,908
Gross unrealized depreciation	(13,694,702)

Net unrealized appreciation	$33,942,206

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
February 28, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$233
Payments Made to Retired Trustees	14,073
Accumulated Liability as of February 28, 2011	105,725
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances
40 | OPPENHEIMER U.S. GOVERNMENT TRUST

maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	9,265,964	$87,964,723	26,375,374	$244,625,823
Dividends and/or distributions reinvested	1,324,753	12,501,202	2,905,943	26,821,333
Redeemed	(18,638,520)	(176,200,128)	(23,645,538)	(217,662,506)

Net increase (decrease)	(8,047,803)	$(75,734,203)	5,635,779	$53,784,650

Class B
Sold	805,795	$7,653,746	2,302,941	$21,293,159
Dividends and/or distributions reinvested	103,933	978,702	256,714	2,362,739
Redeemed	(1,694,925)	(16,022,830)	(3,499,452)	(32,084,384)

Net decrease	(785,197)	$(7,390,382)	(939,797)	$(8,428,486)

Class C
Sold	2,033,489	$19,277,996	7,121,031	$65,891,481
Dividends and/or distributions reinvested	226,200	2,129,509	478,852	4,413,070
Redeemed	(4,312,328)	(40,637,286)	(5,379,178)	(49,406,317)

Net increase (decrease)	(2,052,639)	$(19,229,781)	2,220,705	$20,898,234

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Amount	Shares	Amount

Class N
Sold	682,598	$6,463,700	2,005,718	$18,556,072
Dividends and/or distributions reinvested	82,576	778,291	184,332	1,700,842
Redeemed	(1,276,458)	(12,078,741)	(1,733,954)	(15,965,416)

Net increase (decrease)	(511,284)	$(4,836,750)	456,096	$4,291,498

Class Y
Sold	268,200	$2,558,636	3,971,670	$36,905,768
Dividends and/or distributions reinvested	29,722	283,153	676,118	6,227,694
Redeemed	(3,127,967)	(29,663,797)	(16,840,661)	(157,839,682)

Net decrease	(2,830,045)	$(26,822,008)	(12,192,873)	$(114,706,220)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended February 28, 2011, were as follows:

	Purchases	Sales

Investment securities	$180,691,330	$279,828,875
U.S. government and government agency obligations	71,146,266	75,130,421
To Be Announced (TBA) mortgage-related securities	1,693,094,971	1,533,174,934
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $300 million	0.600%
Next $100 million	0.570
Next $400 million	0.550
Next $1.2 billion	0.500
Over $2 billion	0.475
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2011, the Fund paid $975,145 to OFS for services to the Fund.
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     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2010 were as follows:

Class B	$6,155,925
Class C	4,192,676
Class N	1,062,863
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 28, 2011	$160,104	$4,962	$77,588	$23,867	$1,886
Waivers and Reimbursements of Expenses. The Manager has voluntarily undertaken to limit the “Total expenses” for all classes of shares so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses”, as a percentage of average daily net assets, will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the six months ended February 28, 2011, the Manager waived fees and/or reimbursed the Fund $351,706, $96,892, $102,607, $49,154 and $14,370 for Class A, Class B, Class C, Class N and Class Y shares, respectively.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended February 28, 2011, the Manager waived fees and/or reimbursed the Fund $4,124 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended February 28, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class Y	$659
During the six months ended February 28, 2011, the Manager voluntarily reimbursed the Fund $12,268 for certain transactions. The payment is reported separately in the Statement of Operations and increased the Fund’s total returns by less than 0.01%.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to
44 | OPPENHEIMER U.S. GOVERNMENT TRUST

permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors
45 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of February 28, 2011 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
Not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Interest rate contracts	Futures margins	$297,235	*	Futures margins	$270,162	*

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
46 | OPPENHEIMER U.S. GOVERNMENT TRUST

The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted	Closing and expiration
for as Hedging Instruments	of futures contracts

Interest rate contracts	$(8,240,552)
Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted
for as Hedging Instruments	Futures contracts

Interest rate contracts	$(1,247,033)
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     During the six months ended February 28, 2011, the Fund had an ending monthly average market value of $116,020,309 and $67,950,286 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
47 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Restricted Securities
As of February 28, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
     As of February 28, 2011, the Fund had no securities on loan.
8. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
48 | OPPENHEIMER U.S. GOVERNMENT TRUST

     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That proposed settlement is subject to final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
9. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
49 | OPPENHEIMER U.S. GOVERNMENT TRUST

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and
50 | OPPENHEIMER U.S. GOVERNMENT TRUST

compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Krishna Memani and Peter Strzalkowski, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load general U.S. government funds. The Board noted that the Fund’s one-year performance was better than its peer group median although its three-year, five-year and ten-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load general U.S. government funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual management fees and total expenses were competitive with its peer group median and average. The Fund’s contractual management fees were higher than its peer group median and average. The Board noted that the Manager has voluntarily undertaken to limit the “Total expenses” for all classes of shares so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” as a percentage of average daily net assets will not exceed the following annual rates: 0.90% for Class A shares; 1.65% for Class B and Class C shares; 1.15% for Class N shares and 0.65% for Class Y shares. The Manager may modify or terminate this undertaking at any time after one year from the current prospectus date, which would be December 28, 2011 without notice to shareholders.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has
51 | OPPENHEIMER U.S. GOVERNMENT TRUST

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
52 | OPPENHEIMER U.S. GOVERNMENT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
53 | OPPENHEIMER U.S. GOVERNMENT TRUST

OPPENHEIMER U.S. GOVERNMENT TRUST

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Krishna Memani, Vice President and Portfolio Manager
Peter A. Strzalkowski, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
54 | OPPENHEIMER U.S. GOVERNMENT TRUST

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
55 | OPPENHEIMER U.S. GOVERNMENT TRUST

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
56 | OPPENHEIMER U.S. GOVERNMENT TRUST

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.

Item 6.	Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;
•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;
•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and
•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2) Exhibits attached hereto.
(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date: 04/11/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date: 04/11/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date: 04/11/2011